SHARE CAPlTAL (Details Narrative) - CAD ($)	5 Months Ended	7 Months Ended
	Jun. 26, 2025	Jul. 22, 2025	Jan. 30, 2026	Dec. 29, 2025	Dec. 22, 2025	Nov. 26, 2025	Jan. 02, 2025
Number of shares issued for accounts payable settlement			9,515	64,064
Share capital recognized on settlement of accounts payable			$ 27,232	$ 128,095	$ 22,613,774	$ 300,000	$ 2,509,936
Warrants recognized on settlement of accounts payable			4,803
Loss recognized on settlement of accounts payable			$ 4,535
Number of shares issued for services to directors			5,634
Share capital recognized on issuance of shares to director for services			$ 20,564
Gain on settlement of debt			$ 194,436	$ 46,262	$ 1,733,405		$ 2,246,840
Number of shares issued for conversion of loan		155,000
Number of shares issued in private placement				65,784	1,946,365	45,454
Share price				$ 2.55	$ 2.78	$ 6.00
Number of shares issued for debts and accounts payable settlement					10,583,919
Loss on write off of accounts payable					$ 25,837
Share capital recognized on private placement				187,507	5,625,000
Finder's fee				$ 2,609
Fair value of debentures					$ 142,571
Shares issued for conversion of debentures	13,333